Related Party Balances	6 Months Ended
Mar. 31, 2026
Related Party Balances [Abstract]
RELATED PARTY BALANCES

12. RELATED PARTY BALANCES

As of March 31, 2026, the amount due to the related parties was nil.

As of September 30, 2025, the amount due to the related parties consisted of the following:

Name	Amount (US$)	Relationship	Note
Yitong Asia Investment Pte. Ltd.	$46,300	Shareholders	Other payables, interest free and payment on demand.